Share-Based Compensation - Stock option activity (Details)				12 Months Ended
	Sep. 25, 2020 $ / shares	Aug. 11, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance				2,226,690
Number of shares, Granted				163,500	2,226,690
Number of shares, Exercised				(1,574,869)
Number of shares, Forfeited				(236,853)
Number of shares, Balance				578,468	2,226,690
Number of shares, Exercisable				578,468
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period				$ 2.27
Weighted average exercise price, Granted				3.05	$ 2.27
Weighted average exercise price, Exercised				2.32
Weighted average exercise price, Forfeited				2.30
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period				2.36	$ 2.27
Weighted average exercise price of share options exercisable in share-based payment arrangement				$ 2.36
Weighted average remaining contractual term, Granted (in years)				10 months 17 days	1 year 9 months
Weighted average remaining contractual term, Balance (in years)				6 months 15 days	1 year 6 months
Stock Option 2019 Plan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Granted	10,000	39,000	114,500
Weighted average exercise price, Granted	$ 3.35	$ 3.90	$ 2.74
Imaging Cayman [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance				0	546,000	581,000
Number of shares, Granted					0	0
Number of shares, Exercised					0	0
Number of shares, Forfeited					(25,000)	(35,000)
Number of shares, Expired					(521,000)
Number of shares, Balance					0	546,000	581,000
Number of shares, Exercisable					0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period				$ 0.0000	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted					0.0000	0.0000
Weighted average exercise price, Exercised					0.0000	0.0000
Weighted average exercise price, Forfeited					0.9139	0.9139
Weighted average exercise price, Expired					0.9139
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period					0.0000	$ 0.9139	$ 0.9139
Weighted average exercise price of share options exercisable in share-based payment arrangement					$ 0.0000
Weighted average remaining contractual term, Balance (in years)					0 years	1 year	2 years
Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance				15,000	1,359,000	1,509,000
Number of shares, Granted					0	0
Number of shares, Exercised					0	0
Number of shares, Forfeited					(209,000)	(150,000)
Number of shares, Expired				(15,000)	(1,135,000)
Number of shares, Balance				0	15,000	1,359,000	1,509,000
Number of shares, Exercisable				0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period				$ 0.9139	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted					0.0000	0.0000
Weighted average exercise price, Exercised					0.0000	0.0000
Weighted average exercise price, Forfeited					0.9139	0.9139
Weighted average exercise price, Expired				0.9139	0.9139
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period				0.0000	$ 0.9139	$ 0.9139	$ 0.9139
Weighted average exercise price of share options exercisable in share-based payment arrangement				$ 0.0000
Weighted average remaining contractual term, Balance (in years)				0 years	0 years	1 year	2 years
Himax Display Inc [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance				0	1,911,000	1,943,000
Number of shares, Granted					0	0
Number of shares, Exercised					0	0
Number of shares, Forfeited					(22,200)	(32,000)
Number of shares, Expired					(1,888,800)
Number of shares, Balance					0	1,911,000	1,943,000
Number of shares, Exercisable					0
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period				$ 0.0000	$ 1.9860	$ 1.9860
Weighted average exercise price, Granted					0.0000	0.0000
Weighted average exercise price, Exercised					0.0000	0.0000
Weighted average exercise price, Forfeited					1.9860	1.9860
Weighted average exercise price, Expired					1.9860
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period					0.0000	$ 1.9860	$ 1.9860
Weighted average exercise price of share options exercisable in share-based payment arrangement					$ 0.0000
Weighted average remaining contractual term, Balance (in years)					0 years	9 months	1 year 9 months